Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Cash flows from operating activities:
Net loss	$ (29,873,000)	$ (27,179,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	1,261,000	1,639,000
Share-based compensation (net of amount capitalized)	6,189,000	7,365,000
Gain on termination of operating lease	(160,000)	0
Loss on disposal of property and equipment	0	43,000
Changes in operating assets and liabilities
Prepaid expenses and other current assets	(1,186,000)	(6,816,000)
Prepaid expenses and other current assets	(233,000)	0
Long-term deposits	(18,000)	(707,000)
Right of use assets, net	769,000	0
Accounts payable	(124,000)	(493,000)
Accrued expenses and other liabilities	(361,000)	(370,000)
Lease liabilities	(297,000)	0
Net cash used in operating activities	(24,033,000)	(26,518,000)
Cash flows from investing activities:
Purchases of property and equipment	(2,637,000)	(7,329,000)
Net cash used in investing activities	(2,637,000)	(7,329,000)
Cash flows from financing activities:
Proceeds of issuance of ordinary shares, net of issuance costs	74,310,000	4,000
Net cash provided by financing activities	74,310,000	4,000
Effect of exchange rate changes on cash and restricted cash	(14,972,000)	4,702,000
Net increase (decrease) in cash and restricted cash	32,668,000	(29,141,000)
Cash and restricted cash, beginning of period	211,430,000	217,555,000
Cash and restricted cash, end of period	244,098,000	188,414,000
Supplemental non-cash flow information
Property and equipment purchases included in accounts payable and accrued expenses	4,624,000	1,226,000
Right of use assets terminated and obtained in exchange for operating lease liabilities, net	2,487,000	0
Issuance costs included in accrued expenses	334,000	0
Capitalized share-based compensation	46,000	0
Reconciliation of cash and restricted cash reported within the condensed consolidated balance sheets:
Total cash and restricted cash	$ 244,098,000	$ 188,414,000